22 Debentures (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Debentures Abstract
Debentures, beginning balance	R$ 7,518,131	R$ 6,070,978
Funding	2,965,028	2,890,283
Charges and monetary variations	623,795	549,539
Amortization - principal	(1,977,125)	(1,491,667)
Payment - charges	(700,119)	(501,002)
Debentures, ending balance	R$ 8,429,710	R$ 7,518,131